Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserve	Accumulated Deficit	Accumulated Other comprehensive loss	Total shareholder ’ Equity attributable to Baijiayun Group Ltd (deficit)	Non- controlling interests	Total
Balance at Jun. 30, 2022	$ 195	$ 493	$ 5,660,476	$ 919,407	$ (18,411,335)	$ (275,752)	$ (12,106,516)	$ 2,081,311	$ (10,025,205)
Balance (in Shares) at Jun. 30, 2022	97,376	246,690
Net loss					(5,733,518)		(5,733,518)	(966,093)	(6,699,611)
Share-based compensation			1,480,087				1,480,087		1,480,087
Accretion of convertible redeemable preferred shares			(2,001,777)				(2,001,777)		(2,001,777)
Shares allotment in connection with reverse acquisition	$ 149	$ 340	(489)
Shares allotment in connection with reverse acquisition (in Shares)	74,564	169,678
Conversion of convertible redeemable preferred shares	$ 534	$ 111	69,252,533				69,253,178		69,253,178
Conversion of convertible redeemable preferred shares (in Shares)	267,070	55,412
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.	$ 65		27,106,382				27,106,447		27,106,447
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd. (in Shares)	32,658
Contribution from a non-controlling investor								27,581	27,581
Noncontrolling interests arising from acquisition of subsidiaries								686,636	686,636
Acquisition of non-controlling interest through issuance of ordinary shares and cash payment	$ 3		1,023,271				1,023,274	(1,486,074)	(462,800)
Acquisition of non-controlling interest through issuance of ordinary shares and cash payment (in Shares)	1,278
Ordinary shares issued as part of consideration for business combination	$ 36		13,877,569				13,877,605		13,877,605
Ordinary shares issued as part of consideration for business combination (in Shares)	18,046
Conversion of Class B Ordinary Shares into Class A Ordinary Shares	$ 20	$ (20)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares (in Shares)	10,000	(10,000)
Appropriation of statutory reserve				198,421	(198,421)
Foreign currency translation adjustments						(4,185,820)	(4,185,820)		(4,185,820)
Balance at Jun. 30, 2023	$ 1,002	$ 924	116,398,052	1,117,828	(24,343,274)	(4,461,572)	88,712,960	343,361	89,056,321
Balance (in Shares) at Jun. 30, 2023	500,992	461,780
Net loss					(81,854,633)		(81,854,633)	(1,229,446)	(83,084,079)
Share-based compensation			16,693,135				16,693,135		16,693,135
Noncontrolling interests arising from acquisition of subsidiaries								(6,133)	(6,133)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares	$ 328	$ (328)
Conversion of Class B Ordinary Shares into Class A Ordinary Shares (in Shares)	163,895	(163,895)
Foreign currency translation adjustments						1,752,627	1,752,627		1,752,627
Balance at Jun. 30, 2024	$ 1,330	$ 596	133,091,187	1,117,828	(106,197,907)	(2,708,945)	25,304,089	(892,218)	24,411,871
Balance (in Shares) at Jun. 30, 2024	664,887	297,885
Net loss					(16,107,390)		(16,107,390)	(2,564,138)	(18,671,528)
Share-based compensation			454,380				454,380		454,380
Issuance of ordinary shares	$ 374						374		374
Issuance of ordinary shares (in Shares)	187,201
Convertible notes payable			3,049,625				3,049,625		3,049,625
Foreign currency translation adjustments						220,950	220,950		220,950
Balance at Jun. 30, 2025	$ 1,704	$ 596	$ 136,595,192	$ 1,117,828	$ (122,305,297)	$ (2,487,995)	$ 12,922,028	$ (3,456,356)	$ 9,465,672
Balance (in Shares) at Jun. 30, 2025	852,088	297,885